Stock Options - Disclosure of incentive stock options granted under plan (Details)		1 Months Ended	12 Months Ended
	Dec. 10, 2021 Share $ / shares	Feb. 14, 2023 Share $ / shares	Mar. 31, 2023 Share $ / shares	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares	Mar. 31, 2020 Share $ / shares	Mar. 31, 2023 Share $ / shares	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance			1,702,652	1,215,108	1,018,501
Granted			835,000	916,650	385,715
Exercised			(3,322)	(329,822)	(145,537)
Forfeited or Expired			(317,913)	(99,284)	(43,571)
Ending balance			2,216,417	1,702,652	1,215,108	1,018,501
Total exercisable			1,265,128	700,957	882,964	629,750	1,265,128	700,957	882,964
Weighted Average Exercise Price, Beginning Balance | $ / shares			$ 12.94	$ 9.35	$ 3.5
Weighted Average Exercise Price, Granted | $ / shares			3.66	16.61	21.7
Weighted Average Exercise Price, Exercised | $ / shares			3.37	4.7	2.65
Weighted Average Exercise Price, Forfeited or Expired | $ / shares			11.16	13.6	3.55
Weighted Average Exercise Price, Ending Balance | $ / shares			$ 10.72	$ 12.94	$ 9.35	$ 3.5
Weighted Average Remaining Life			3 years 4 months 24 days	3 years 6 months	3 years 1 month 6 days	3 years
May 26, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					$ 4.2
Beginning balance				0	21,429
Granted					0
Exercised					0
Forfeited or Expired					(21,429)
Ending balance					0	21,429
July 10, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					$ 3.85
Beginning balance				0	7,143
Granted					0
Exercised					0
Forfeited or Expired					(7,143)
Ending balance					0	7,143
February 4, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					$ 2.45
Beginning balance				0	57,143
Granted					0
Exercised					(57,143)
Forfeited or Expired					0
Ending balance					0	57,143
May 6, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					$ 2.45
Beginning balance				0	74,286
Granted					0
Exercised					(62,858)
Forfeited or Expired					(11,428)
Ending balance					0	74,286
October 27, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 4.34	$ 4.34
Beginning balance			0	71,429	71,429
Granted				0	0
Exercised				(71,429)	0
Forfeited or Expired				0	0
Ending balance				0	71,429	71,429
January 30, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 2.59	$ 2.59
Beginning balance			0	19,643	25,000
Granted				0	0
Exercised				(1,786)	(5,357)
Forfeited or Expired				(17,857)	0
Ending balance				0	19,643	25,000
February 2, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 5.25	$ 5.25
Beginning balance			0	65,286	65,286
Granted				0	0
Exercised				(57,144)	0
Forfeited or Expired				(8,142)	0
Ending balance				0	65,286	65,286
May 26, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 5.25	$ 5.25	$ 5.25
Beginning balance			5,357	148,214	148,214
Granted			0	0	0
Exercised			0	(142,857)	0
Forfeited or Expired			(5,357)	0	0
Ending balance			0	5,357	148,214	148,214
July 3, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 4.9	$ 4.9
Beginning balance			0	7,143	0
Granted				0	14,286
Exercised				(7,143)	(7,143)
Forfeited or Expired				0	0
Ending balance				0	7,143	0
December 18, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 3.15	$ 3.15	$ 3.15
Beginning balance			14,286	25,000	25,000
Granted			0	0	0
Exercised			0	(10,714)	0
Forfeited or Expired			(14,286)	0	0
Ending balance			0	14,286	25,000	25,000
May 4, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 3.5	$ 3.5	$ 3.5
Beginning balance			68,571	70,357	75,714
Granted			0	0	0
Exercised			(2,857)	(1,786)	(5,357)
Forfeited or Expired			(8,570)	0	0
Ending balance			57,144	68,571	70,357	75,714
November 30, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 3.01	$ 3.01	$ 3.01
Beginning balance			50,000	50,000	50,000
Granted			0	0	0
Exercised			0	0	0
Forfeited or Expired			0	0	0
Ending balance			50,000	50,000	50,000	50,000
February 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 3.5	$ 3.5	$ 3.5
Beginning balance			73,214	78,571	78,571
Granted			0	0	0
Exercised			0	(5,357)	0
Forfeited or Expired			(1,427)	0	0
Ending balance			71,787	73,214	78,571	78,571
January 30, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 2.59	$ 2.59	$ 2.59
Beginning balance			281,787	309,822	319,286
Granted			0	0	0
Exercised			(465)	(26,964)	(5,893)
Forfeited or Expired			(26,682)	(1,071)	(3,571)
Ending balance			254,640	281,787	309,822	319,286
February 11, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 8.32	$ 8.32
Beginning balance			50,000	0
Granted			0	50,000
Exercised			0
Forfeited or Expired			0
Ending balance			50,000	50,000	0
July 3, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 4.9	$ 4.9	$ 4.9
Beginning balance			41,787	49,643	0
Granted			0	0	51,429
Exercised			0	(4,642)	(1,786)
Forfeited or Expired			(25,716)	(3,214)	0
Ending balance			16,071	41,787	49,643	0
November 19, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares							$ 20	$ 20	$ 20
Beginning balance			300,000	300,000	0
Granted			0	0	300,000
Exercised			0	0	0
Forfeited or Expired			0	0	0
Ending balance			300,000	300,000	300,000	0
December 4, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares							20	$ 20	$ 20
Beginning balance			20,000	20,000	0
Granted			0	0	20,000
Exercised			0	0	0
Forfeited or Expired			0	0	0
Ending balance			20,000	20,000	20,000	0
May 18, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 19.62	$ 19.62
Beginning balance			139,650	0
Granted			0	173,650
Exercised			0	0
Forfeited or Expired			(66,375)	(34,000)
Ending balance			73,275	139,650	0
December 10, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 16.45	$ 16.45
Beginning balance			658,000	0
Granted	693,000		0	693,000
Exercised			0	0
Forfeited or Expired			(104,500)	(35,000)
Ending balance			553,500	658,000	0
Weighted Average Exercise Price, Granted | $ / shares	$ 16.45
July 4, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 4.25
Beginning balance			0
Granted			15,000
Exercised			0
Forfeited or Expired			0
Ending balance			15,000	0
November 2, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares							$ 2.46
Beginning balance			0
Granted			60,000
Exercised			0
Forfeited or Expired			(50,000)
Ending balance			10,000	0
February 14, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 3.8
Beginning balance			0
Granted		660,000	660,000
Exercised			0
Forfeited or Expired			(15,000)
Ending balance			645,000	0
Weighted Average Exercise Price, Granted | $ / shares		$ 3.8
March 28, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 2.85
Beginning balance			0
Granted			100,000
Exercised			0
Forfeited or Expired			0
Ending balance			100,000	0